Reserves - Details of Reserves, Net of Taxes (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Valuation gain on FVOCI	₩ 173,281	₩ 633,240
Other comprehensive gain (loss) of investments in associates and joint ventures	173,477	53,770
Valuation gain on derivatives	14,463	33,918
Foreign currency translation differences for foreign operations	30,012	14,310
Total reserves, net of taxes	₩ 391,233	₩ 735,238	₩ 40,139